Risk management and concentrations of risk (Details 3) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Beginning Balance, Before tax gains (losses)			$ (8,830)	$ (10,159)
Effective portion of unrealized loss on cash flow hedge,Before tax gains (losses)			(6,283)	(3,532)
Reclassification of amortization of cash flow hedge to earnings ,Before tax gains (losses)			641	641
Other comprehensive income for period, Before tax gains (losses)	$ 2,745	$ (3,605)	(5,642)	(2,891)
Ending Balance, Before tax gains (losses)	(14,472)	(13,050)	(14,472)	(13,050)
Beginning Balance, Tax benefit (expense)			1,589	1,984
Effective portion of unrealized loss on cash flow hedge, Tax benefit (expense)			0	0
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)			(250)	(279)
Other comprehensive income for period, Tax benefit (expense)	(104)	(76)	(250)	(279)
Ending Balance, Tax benefit (expense)	1,339	1,705	1,339	1,705
Beginning Balance, Net of Tax			(7,241)	(8,175)
Effective portion of unrealized loss on cash flow hedge, Net of tax			(6,283)	(3,532)
Reclassification of amortization of cash flow hedge to earnings, Net of tax			391	362
Other comprehensive income for period, Net of tax			(5,892)	(3,170)
Ending Balance, Net of Tax	(13,133)	(11,345)	(13,133)	(11,345)
Beginning Balance, Accumulated OCI			(7,241)	(8,175)
Effective portion of unrealized loss on cash flow hedge, Accumulated OCI			(6,283)	(3,532)
Reclassification of amortization of cash flow hedge to earnings, Accumulated OCI			391	362
Other comprehensive income (loss) for period, Accumulated OCI			(5,892)	(3,170)
Ending Balance, Accumulated OCI	$ (13,133)	$ (11,345)	$ (13,133)	$ (11,345)